Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF

January 31, 2026 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 4.3%

Agriculture Fund — 1.8%
Invesco DB Agriculture Fund*	555,168	$14,245,611

Broad Funds — 1.8%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF(a)	186,694	4,054,994
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	700,147	10,166,134
Total Broad Funds		14,221,128

Silver Fund — 0.5%
abrdn Physical Silver Shares ETF*	44,336	3,511,411

U.S. Dollar Fund — 0.2%
Invesco DB U.S. Dollar Index Bullish Fund*(a)	48,321	1,297,419

Total Exchange Traded Vehicles
(Cost $30,552,961)		33,275,569

Investment Companies — 95.7%

Bank Loan Fund — 6.5%
Franklin Senior Loan ETF†(a)	2,172,402	50,790,759

BRIC Equity Fund — 1.0%
iShares MSCI China ETF(a)	124,308	7,756,819

China Fund — 0.2%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)	52,767	1,764,528

Convertible Bond Funds — 6.8%
iShares Convertible Bond ETF(a)	238,906	24,731,549
State Street SPDR Bloomberg Convertible Securities ETF(a)	301,880	28,195,592
Total Convertible Bond Funds		52,927,141

Derivative Income Fund — 2.8%
JPMorgan Equity Premium Income ETF(a)	368,098	21,555,819

Emerging Markets Local Fund — 0.2%
VanEck J. P. Morgan EM Local Currency Bond ETF(a)	74,382	1,956,247

Emerging Markets Funds — 5.3%
Franklin FTSE India ETF(a)	180,756	6,695,202
iShares MSCI Emerging Markets ex China ETF	428,982	34,241,344
Total Emerging Markets Funds		40,936,546

Floating Rate - Investment Grade Funds — 20.9%
iShares Floating Rate Bond ETF(b)	2,453,336	125,218,269
State Street SPDR Bloomberg Investment Grade Floating Rate ETF(a)	1,221,941	37,696,880
Total Floating Rate - Investment Grade Funds		162,915,149

	Shares	Value
Investment Companies (continued)

International Equity Core Fund — 7.7%
Vanguard FTSE Developed Markets ETF(a)	903,199	$59,791,774

Investment Grade Corporate Bond Fund — 0.5%
iShares Broad USD Investment Grade Corporate Bond ETF(a)	69,013	3,585,915

Managed Futures Funds — 3.2%
iMGP DBi Managed Futures Strategy ETF(a)	550,217	16,060,834
Simplify Managed Futures Strategy ETF(a)	326,175	9,149,209
Total Managed Futures Funds		25,210,043

Merger Arbitrage Funds — 3.9%
AltShares Merger Arbitrage ETF†	290,100	8,427,405
NYLI Merger Arbitrage ETF*†	618,541	22,372,628
Total Merger Arbitrage Funds		30,800,033

Mortgage Backed Funds — 1.9%
Vanguard Mortgage-Backed Securities ETF(a)	307,666	14,534,142

Municipal Bond Funds — 5.3%
iShares National Muni Bond ETF(a)	188,146	20,291,546
Vanguard Tax-Exempt Bond Index ETF(a)	410,194	20,739,409
Total Municipal Bond Funds		41,030,955

Preferred Fund — 2.7%
Global X U.S. Preferred ETF(a)	1,068,560	20,751,435

U.S. Large Cap Core Funds — 1.2%
State Street Financial Select Sector SPDR Fund(a)	65,783	3,515,444
State Street Materials Select Sector SPDR Fund(a)	113,771	5,605,497
Total U.S. Large Cap Core Funds		9,120,941

U.S. Mid Cap Core Fund — 0.3%
Vanguard Mid-Cap ETF	9,313	2,757,486

U.S. Momentum Fund — 4.1%
iShares MSCI USA Momentum Factor ETF(a)	125,078	32,006,209

U.S. Sector Funds — 2.1%
iShares Semiconductor ETF(a)	10,963	3,796,487
State Street Communication Services Select Sector SPDR ETF(a)	106,903	12,836,912
Total U.S. Sector Funds		16,633,399

U.S. Short Term Treasury Bond Fund — 13.9%
Vanguard Short-Term Treasury ETF	1,839,494	108,272,617

U.S. Small Cap Core Fund — 5.2%
iShares Core S&P Small-Cap ETF(a)	318,417	40,448,512

Total Investment Companies
(Cost $692,413,687)		745,546,469

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Short-Term Investment — 15.7%

Money Market Fund — 15.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(c)(d)
(Cost $122,184,260)	122,184,260	$122,184,260

Total Investments — 115.7% (Cost $845,150,908)		901,006,298
Other Assets and Liabilities, Net — (15.7)%		(122,238,586)
Net Assets — 100.0%		$778,767,712

*	Non-income producing securities.
†	Affiliated fund.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $206,189,799; total market value of collateral held by the Fund was $213,532,065. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $91,347,805.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,900,457.
(c)	Reflects the 1-day yield at January 31, 2026.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2026 (unaudited)

Total Return Swap contracts outstanding at January 31, 2026:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	$341,743	$—
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	341,743	—
abrdn Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	295,970	—
abrdn Physical Silver Shares ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	295,970	—
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	710,243	—
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	639,449	—
Franklin FTSE India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	564,267	—
Franklin FTSE India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	564,267	—
Franklin Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	4,195,237	—
Franklin Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	4,195,237	—
Global X MLP & Energy Infrastructure ETF	Morgan Stanley	1-Day FEDEF - 3.14%	7/02/2026	Monthly	(641,672)	—
Global X MLP & Energy Infrastructure ETF	Merrill Lynch	1-Day FEDEF	8/02/2027	Monthly	(641,672)	—
Global X US Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,712,708	—
Global X US Preferred ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,712,708	—
iMGP DBi Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,325,576	—
iMGP DBi Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	950,981	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	1-Day FEDEF - 6.00%	7/02/2026	Monthly	(19,322,002)	—
Invesco CurrencyShares Euro Currency Trust	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(19,322,002)	—
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	1-Day FEDEF - 1.87%	7/02/2026	Monthly	(106,778)	—
Invesco CurrencyShares Japanese Yen Trust	Merrill Lynch	1-Day FEDEF	8/02/2027	Monthly	(106,778)	—
Invesco DB Agriculture Fund	Morgan Stanley	1-Day FEDEF + 1.29%	7/02/2026	Monthly	1,175,767	—
Invesco DB Agriculture Fund	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,175,767	—
Invesco DB US Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 1.60%	7/02/2026	Monthly	109,360	—
Invesco DB US Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/02/2027	Monthly	109,360	—
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	856,782	—
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	856,782	—
iShares 0-3 Month Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2026	Monthly	(3,944,049)	—
iShares 0-3 Month Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	8/02/2027	Monthly	(3,944,049)	—
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.47%	7/02/2026	Monthly	(6,366,962)	—
iShares 7-10 Year Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	8/02/2027	Monthly	(6,366,962)	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	302,199	—
iShares Broad USD Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/02/2027	Monthly	302,199	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,041,207	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	2,041,207	—

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2026 (unaudited)

Total Return Swap contracts outstanding at January 31, 2026: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	$3,341,016	$—
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	3,351,178	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	10,342,848	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	10,342,848	—
iShares International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 1.50%	7/02/2026	Monthly	(8,396,289)	—
iShares International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(8,396,289)	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	653,702	—
iShares MSCI China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	653,702	—
iShares MSCI Emerging Markets ex China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,828,262	—
iShares MSCI Emerging Markets ex China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	2,828,262	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,641,553	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	2,423,534	—
iShares National Muni Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,674,803	—
iShares National Muni Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,674,803	—
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	319,981	—
iShares Semiconductor ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	319,981	—
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,779,111	—
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,779,111	—
NYLI Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,846,515	—
NYLI Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,846,515	—
Simplify Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	771,066	—
Simplify Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	771,066	—
SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 11.19%	7/02/2026	Monthly	(11,044,990)	—
SPDR Bloomberg International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(11,044,990)	—
State Street Communication Services Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,081,921	—
State Street Communication Services Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,081,921	—
State Street Consumer Staples Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2026	Monthly	(1,320,544)	—
State Street Consumer Staples Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF	8/02/2027	Monthly	(1,320,544)	—
State Street Energy Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF - 0.10%	7/02/2026	Monthly	(1,071,948)	—
State Street Energy Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF	8/02/2027	Monthly	(1,071,948)	—
State Street Financial Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	296,271	—
State Street Financial Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	296,271	—
State Street Health Care Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF - 0.10%	7/02/2026	Monthly	(7,616,458)	—
State Street Health Care Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(7,616,458)	—
State Street Industrial Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF - 0.15%	7/02/2026	Monthly	(179,999)	—

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2026 (unaudited)

Total Return Swap contracts outstanding at January 31, 2026: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
State Street Industrial Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	$(179,999)	$—
State Street Materials Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	472,401	—
State Street Materials Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	472,401	—
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF - 0.50%	7/02/2026	Monthly	(2,456,312)	—
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	Merrill Lynch	1-Day FEDEF	8/02/2027	Monthly	(2,456,312)	—
State Street SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,327,154	—
State Street SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	2,327,154	—
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	3,113,691	—
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	3,113,691	—
State Street Technology Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF - 0.05%	7/02/2026	Monthly	(244,164)	—
State Street Technology Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(244,164)	—
State Street Utilities Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2026	Monthly	(647,971)	—
State Street Utilities Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF	8/02/2027	Monthly	(647,971)	—
United States Natural Gas Fund LP	Morgan Stanley	1-Day FEDEF - 3.74%	7/02/2026	Monthly	(1,599,095)	—
United States Natural Gas Fund LP	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	(1,599,095)	—
VanEck J. P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	164,875	—
VanEck J. P. Morgan EM Local Currency Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/02/2027	Monthly	164,875	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	4,938,719	—
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	4,938,719	—
Vanguard Mid-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	232,431	—
Vanguard Mid-Cap ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	232,431	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,199,565	—
Vanguard Mortgage-Backed Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/02/2027	Monthly	1,199,565	—
Vanguard Short-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	8,943,130	—
Vanguard Short-Term Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	8,940,245	—
Vanguard Tax-Exempt Bond Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,711,709	—
Vanguard Tax-Exempt Bond Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,711,709	—
Xtrackers Harvest CSI 300 China A-Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	148,708	—
Xtrackers Harvest CSI 300 China A-Shares ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	148,708	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $3,900,457 and with Merrill Lynch amounted to $– at January 31, 2026. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of January 31, 2026.

Abbreviation

FEDEF — Federal Funds Effective Rate

Schedule of Investments ─ NYLI Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Vehicles	$33,275,569	$—	$—	$33,275,569
Investment Companies	745,546,469	—	—	745,546,469
Short-Term Investment:
Money Market Fund	122,184,260	—	—	122,184,260
Total Investments in Securities	901,006,298	—	—	901,006,298
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$901,006,298	$—	$—	$901,006,298
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with any affiliated fund during the period ended January 31, 2026 is as follows:

Affiliated Holdings
	Shares at 04/30/2025	Value ($) at 04/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2026	Value ($) at 01/31/2026
AltShares Merger Arbitrage ETF	254,017	7,150,578	2,763,911	(1,722,257)	175,343	59,830	39,007	—	290,100	8,427,405
Franklin Senior Loan ETF	1,941,890	46,527,684	36,802,639	(30,968,191)	(344,105)	(1,227,268)	3,012,938	—	2,172,402	50,790,759
NYLI Merger Arbitrage ETF	567,378	19,602,910	7,436,901	(5,597,817)	529,103	401,531	—	—	618,541	22,372,628
	2,763,285	73,281,172	47,003,451	(38,288,265)	360,341	(765,907)	3,051,945	—	3,081,043	81,590,792